Note 15 - Income Taxes	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
N
ote
15—
I
ncome Taxes

A reconciliation of the U.S. Federal Statutory income tax rate to the Company’s effective income tax rate is as follows:

	2018	2017
Federal statutory income tax rate	23.9%	23.9%
State taxes, net of Federal benefit	5.5%	5.5%
Valuation allowance	(29.4%)	(29.4%)
Effective income tax rate	-%	-%

Net deferred tax assets as of
December 31, 2017
and
2016
consist of the following:

	2018	2017
Net operating loss carryforwards	$2,616,900	$1,900,740
Valuation allowance	(2,616,900)	(1,900,740)
Net deferred tax asset	$-	$-

As of
December 31, 2018,
the Company has federal net operating loss carryforwards (“NOL’s”) of approximately
$10,970,000
that will be available to reduce future taxable income, if any. These NOL’s begin to expire in
2034.
Sections
382
and
383
of the Internal Revenue Code of
1986,
as amended, provide for annual limitations on the utilization of net operating loss and credit carryforwards if the Company were to undergo an ownership change, as defined in Section
382
of the Code. In general, an ownership change occurs whenever the percentage of the shares of a corporation owned, directly or indirectly, by
5
-percent shareholders, as defined in Section
382
of the Code, increases by more than
50
percentage points over the lowest percentage of the shares of such corporation owned, directly or indirectly, by such
5
-percent shareholders at any time over the preceding
three
years. In the event such ownership change occurs, the annual limitation may
result in the expiration of the net operating losses prior to full utilization.

The Company performs an analysis each year to determine whether the expected future income will more likely than not
be sufficient to realize the deferred tax assets.
No
tax benefit has been reported in the financial statements, since the potential tax benefit is offset by a valuation allowance of the same amount.

During the years ended
December 31, 2018
and
2017,
the Company increased its valuation allowance by approximately
$716,000
and
$217,000
due to the continued likelihood that realization of any future benefit from deductible temporary differences and net operating loss carryforwards cannot be sufficiently assumed at
December 31, 2018.

On
December 22, 2017,
the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cut and Jobs Act (the “Tax Act”). The Tax Act establishes new tax laws that affects
2018
and future years, including a reduction in the U.S. federal corporate income tax rate to
21%,
effective
January 1, 2018.
For certain deferred tax assets and deferred tax liabilities, we have recorded a provisional decrease of
$1,240,650
with a corresponding adjustment to valuation allowance of
$1,240,650
as of
December 2017.

As of
December 31, 2018,
open tax years include the period from
January 1, 2014
through
December 31, 2017.

The Company applies the standard relating to accounting (ASC
740
-
10
) for uncertainty in income taxes, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company is required to recognize in the financial statements the impact of a tax position, if that position is more likely than not
of being sustained on audit, based on the technical merits of the position. There were no
significant unrecognized tax benefits recorded as of
December 31, 2018
and
2017.